Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-40208
Entity Registrant Name	Hayward Holdings, Inc.
Entity Central Index Key	0001834622
Entity Tax Identification Number	82-2060643
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Vantage Park Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	908
Local Phone Number	351-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HAYW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false